Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Acquisitions
3. Acquisitions
Applied Avionics, Inc.
On August 26, 2024, the Company acquired 100% of the membership interests of Applied Avionics, LLC, a Delaware LLC (AAI), which was formerly known as Applied Avionics, Inc. from AAI Holdings, Inc., a Delaware corporation (AAI Parent) for $383.5 million in cash. AAI Parent is owned by certain individual shareholders thereof, including certain members of AAI’s management team. Incorporated in 1968, AAI designs, develops and manufactures highly engineered avionics interface solutions.
The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with Accounting Standards Codification (ASC) 805,
Business Combinations
. The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$9,357
Property, plant and equipment	6,996
Intangible assets	152,100
Goodwill	220,927

Total assets acquired	389,380
Liabilities assumed:
Current liabilities	5,869

Net assets acquired	$383,511

Inventory was recorded at its estimated fair value, which represented an amount equivalent to estimated selling price less fulfillment costs and a normative selling profit. The increase in fair value of inventory from the acquisition was approximately $1.0 million, of which $0.3 million was recognized in cost of goods sold for the three and nine months ended September 30, 2024.
Goodwill is primarily attributable to the assembled workforce and expected synergies with other acquired companies, combined with the industry operating expertise of management. These are among the factors that contributed to a purchase price that resulted in the recognition of goodwill. Goodwill is deductible for tax purposes.
The results of operations of AAI are included in the Company’s consolidated financial statements for the period subsequent to the completion of the acquisition. AAI contributed $3.8 million of net sales and $0.6 million of operating income for the three and nine months ended September 30, 2024.

Pro forma financial information
The pro forma information below gives effect to the AAI acquisition as if it had been completed on January 1, 2023. The table below presents unaudited pro forma consolidated income statement information as if the AAI acquisition had been included in the Company’s consolidated results for the entire period reflected. The pro forma results are not necessarily indicative of the operating results that would have occurred had the acquisition been effective January 1, 2023, nor are they intended to be indicative of results that may occur in the future. The underlying pro forma information includes the historical financial results of the Company and the acquired business adjusted for certain items. In the pro forma information presented, each of the three months ended September 30, 2024 and 2023 includes $2.4 million and each of the nine months ended September 30, 2024 and 2023 includes $7.3 million of amortization of acquired intangible assets resulting from the preliminary purchase price allocation. The $1.0 million of inventory step-up
amortization resulting from the preliminary purchase price allocation has been included in the pro forma results for the nine months ended September 30, 2023 to reflect the pro forma transaction date of January 1, 2023, and the inventory step-up
amortization expense of $0.3 million recorded for the three and nine months ended September 30, 2024 has been excluded. Interest expense has been adjusted as though the debt incurred to finance the AAI acquisition had been outstanding at January 1, 2023. The pro forma interest expense adjustments for the three and nine months ended September 30, 2024 and 2023 are $9.2 million, $6.2 million, $27.7 million, and $24.6 million respectively. The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.

	Three Months Ended September 30,		Nine Months Ended September 30, 2024
	2024	2023	2024	2023
Net sales	$109,745	$91,213	$320,459	$258,505
Income (loss) before income taxes	7,050	(8,563)	6,869	(22,444)
DAC Engineered Products, LLC
On July 3, 2023, the Company acquired Desser Aerospace’s Proprietary Solutions businesses from VSE Corporation (NASDAQ:VSEC; VSE) for $31.1 million in cash. The Company received $0.3 million during the three and six months ended June 30, 2024 related to an adjustment to the working capital calculation used to arrive at the final purchase price.
The acquired entities operate as DAC Engineered Products, LLC (DAC). Under the purchase agreement, there is a potential future payout of up to $7.0 million to the seller related to achieving certain financial targets for 2024 and 2025. The fair value of the liability in connection with this contingent payout is de minimis. DAC’s products include, but are not limited to, carbon brake discs, steel brake discs, starter generators and vacuum generators, primarily for general aviation and regional jets.

The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with ASC 805,
Business Combinations
. The following table summarizes the final purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$3,768
Property, plant and equipment	763
Intangible assets	10,500
Goodwill	17,240
Deferred taxes	448

Total assets acquired	32,719
Liabilities assumed:
Current liabilities	1,341
Long-term liabilities	249

Total liabilities assumed	1,590

Net assets acquired	$31,129

The results of operations of DAC are included in the Company’s condensed consolidated financial statements for the period subsequent to the completion of the acquisition.
Had the acquisition of DAC occurred as of January 1, 2023, net sales and income before income taxes on a pro forma basis for the three and nine months ended September 30, 2023 would not have been materially different than the reported amounts.
During the three months ended September 30, 2024, the Company received proceeds of approximately $1.7 million from the settlement of buyer-side representations and warranties insurance covering the acquisition of DAC. The insurance policy covered the Company for certain balance sheet items that were not correctly reflected in accordance with GAAP. This amount was recorded as other income on the condensed consolidated statements of operations during the three and nine months ended September 30, 2024.
CAV Systems Group Limited
On September 1, 2023, the Company, through its newly formed UK subsidiary, Change Acquisition Limited, acquired 100% of the stock of CAV Systems Group Limited (CAV), a leading provider of highly engineered ice protection and drag reduction systems for $29.0 million in cash. The Company recorded an additional $3.1 million in purchase price consideration that may be paid to the seller if CAV achieves certain financial targets for the years 2023 through 2026. During the three months ended June 30, 2024, the Company determined the estimated fair value of the contingent purchase price consideration should be reduced by $2.9 million and recorded this impact as other income on the condensed consolidated statements of operations. The maximum payout to the seller related to achieving these financial targets is $18.4 million.

The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with ASC 805,
Business Combinations
. The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$7,922
Property, plant and equipment	6,555
Intangible assets	9,884
Goodwill	12,809
Deferred taxes	100

Total assets acquired	37,270
Liabilities assumed:
Current liabilities	7,245
Long-term liabilities	1,019

Total liabilities assumed	8,264

Net assets acquired	$29,006

The results of operations of CAV are included in the Company’s condensed consolidated financial statements for the period subsequent to the completion of the acquisition.
Had the acquisition of CAV occurred as of January 1, 2023, net sales and income before income taxes on a pro forma basis for the three and nine months ended September 30, 2023 would not have been materially different than the reported amounts.

2. Acquisitions
DAC Engineered Products, LLC
On July 3, 2023, the Company acquired Desser Aerospace’s Proprietary Solutions businesses from VSE Corporation (NASDAQ:VSEC; VSE) for $31.4 million in cash. The acquired entities operate as DAC Engineered Products, LLC (DAC). Under the purchase agreement, there is a potential future payout of up to $7.0 million to the seller related to achieving certain financial targets for 2024 and 2025. The fair value of the liability in connection with this contingent payout is de minimis. DAC’s products include, but are not limited to: carbon brake discs, steel brake discs, starter generators and vacuum generators, primarily for general aviation and regional jets.
The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with Accounting Standards Codification (ASC) 805,
Business Combinations
. The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$3,768
Property, plant and equipment	763
Intangible assets	10,500
Goodwill	17,529
Deferred taxes	448

Total assets acquired	33,008

Liabilities assumed:
Current liabilities	1,341
Long-term liabilities	249

Total liabilities assumed	1,590

Net assets acquired	$31,418

Inventory was recorded at its estimated fair value, which represented an amount equivalent to estimated selling price less fulfillment costs and a normative selling profit. The increase in fair value of inventory from the acquisition was approximately $0.2 million, which was recognized in cost of goods sold for the year ended December 31, 2023.
Goodwill is primarily attributable to the assembled workforce and expected synergies with other acquired companies, combined with the industry operating expertise of management. These are among the factors that contributed to a purchase price that resulted in the recognition of goodwill. Goodwill is deductible for tax purposes.
The results of operations of DAC are included in the Company’s consolidated financial statements for the period subsequent to the completion of the acquisition. DAC contributed $7.9 million of net sales and $2.0 million of operating income for the year ended December 31, 2023.
Pro forma financial information
Had the acquisition of DAC occurred as of January 1, 2022, net sales on a pro forma basis for the years ended December 31, 2023 and 2022 would not have been materially different than the reported amounts. Additionally, income (loss) before income taxes on a pro forma basis for the years ended December 31, 2023 and 2022 would have been $2.1 million and $(2.8) million, respectively. The pro forma results are not necessarily indicative of the operating results that would have occurred had the acquisition been effective January 1, 2022, nor are they intended to be indicative of results that may occur in the future. The underlying pro forma information includes the historical financial results of the Company and the acquired business adjusted for certain items such as amortization of acquired intangible assets of $0.4 million and $0.7 million and interest expense of $1.3 million and $1.9 million, for the years ended December 31, 2023 and 2022, respectively. The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.
CAV Systems Group Limited
On September 1, 2023, LGI, through its newly formed UK subsidiary, Change Acquisition Limited, acquired 100% of the stock of CAV Systems Group Limited (CAV), a leading provider of highly engineered ice protection and drag reduction systems for $29.0 million in cash. The Company recorded an additional $3.1 million in purchase consideration that may be paid to the seller if CAV achieves certain financial targets for the years 2023 through 2026. The maximum payout to the seller related to achieving these financial targets are $18.4 million. The additional purchase consideration is recorded in other long-term liabilities in the accompanying consolidated balance sheets.

The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with ASC 805,
Business Combinations
. The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$7,922
Property, plant and equipment	6,605
Intangible assets	9,884
Goodwill	12,124
Deferred taxes	100

Total assets acquired	36,635

Liabilities assumed:
Current liabilities	6,610
Long-term liabilities	1,019

Total liabilities assumed	7,629

Net assets acquired	$29,006

Inventory was recorded at its estimated fair value, which represented an amount equivalent to estimated selling price less fulfillment costs and a normative selling profit. The increase in fair value of inventory from the acquisition was approximately $0.4 million, which was recognized in cost of goods sold for the year ended December 31, 2023.
Goodwill is primarily attributable to the assembled workforce and expected synergies with other acquired companies, combined with the industry operating expertise of management. These are among the factors that contributed to a purchase price that resulted in the recognition of goodwill. Goodwill is not deductible for tax purposes.
The results of operations of CAV are included in the Company’s consolidated financial statements for the period subsequent to the completion of the acquisition. CAV contributed $6.5 million of net sales and had a $0.2 million operating loss for the year ended December 31, 2023.
Pro forma financial information
Had the acquisition of CAV occurred as of January 1, 2022, net sales on a pro forma basis for the year ended December 31, 2023 would not have been materially different than the reported amount and net sales on a proforma basis for the year ended December 31, 2022 would have been $260.0 million. Additionally, income (loss) before income taxes on a pro forma basis for the years ended December 31, 2023 and 2022 would have been $0.4 million and $(3.5) million, respectively. The pro forma results are not necessarily indicative of the operating results that would have occurred had the acquisition been effective January 1, 2022, nor are they intended to be indicative of results that may occur in the future. The underlying pro forma information includes the historical financial results of the Company and the acquired business adjusted for certain items such as amortization of acquired intangible assets of $0.4 million and $0.8 million and interest expense of $2.4 million and $3.2 million, for the years ended December 31, 2023 and 2022, respectively. The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.

SCHROTH Safety Products
On July 28, 2022, LGI, through its newly formed German subsidiary, SCHROTH Acquisition GmbH, acquired 100% of the stock of SSP International GmbH, the owner of SCHROTH Safety Products GmbH and SCHROTH Safety Products LLC (collectively referred to as SCHROTH) for approximately $173.9 million in cash.
The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition in accordance with ASC 805,
Business Combinations.
The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$15,474
Property, plant and equipment	3,310
Intangible assets	75,500
Goodwill	103,990

Total assets acquired	198,274

Liabilities assumed:
Current liabilities	6,319
Long-term liabilities	1,395
Deferred income taxes	16,661

Total liabilities assumed	24,375

Net assets acquired	$173,899

Inventory was recorded at its estimated fair value, which represented an amount equivalent to estimated selling price less fulfillment costs and a normative selling profit. The increase in fair value of inventory from the acquisition was approximately $0.7 million, which was recognized in cost of goods sold for the year ended December 31, 2022.
Goodwill is primarily attributable to the assembled workforce and expected synergies with other acquired companies, combined with the industry operating expertise of management. These are among the factors that contributed to a purchase price that resulted in the recognition of goodwill. Goodwill is not deductible for tax purposes.
The results of operations of SCHROTH are included in the Company’s consolidated financial statements for the period subsequent to the completion of the acquisition. SCHROTH contributed $17.4 million of net sales and $1.3 million of operating income for the year ended December 31, 2022.
Pro forma financial information
The pro forma information below gives effect to the SCHROTH acquisition as if it had been completed on January 1, 2022. The table below presents unaudited pro forma consolidated income statement information as if the SCHROTH acquisition had been included in the Company’s consolidated results for the entire period reflected. The pro forma results are not necessarily indicative of the operating results that would have occurred had the acquisition been effective January 1, 2022, nor are they intended to be indicative of results that may occur in the future. The underlying pro forma information includes the historical financial results of the

Company and the acquired business adjusted for certain items such as amortization of acquired intangible assets and interest expense of $2.5 million and $7.6 million, respectively. The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.

Year Ended December 31, 2022
Net sales	$262,860
Loss before income taxes	(7,199)